Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
October 31, 2025
AFEL-NPRT1-1225
1.809067.122
Common Stocks - 92.3%
	Shares	Value ($)
ISRAEL - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Nova Ltd (b)	313,732	108,124,596
JAPAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems Inc (b)	2,084,933	62,381,195
Kioxia Holdings Corp (b)(c)	609,800	42,833,593

TOTAL JAPAN		105,214,788
NETHERLANDS - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
NXP Semiconductors NV	1,098,975	229,817,652
TAIWAN - 5.4%
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 5.4%
Silicon Motion Technology Corp ADR	418,000	41,009,980
Taiwan Semiconductor Manufacturing Co Ltd ADR	705,929	212,082,249

TOTAL TAIWAN		253,092,229
UNITED STATES - 77.4%
Information Technology - 77.4%
Electronic Equipment, Instruments & Components - 0.0%
Aeva Technologies Inc (b)(c)	23,620	385,951
Semiconductors & Semiconductor Equipment - 75.3%
Advanced Micro Devices Inc (b)	185,500	47,510,260
Astera Labs Inc (b)	709,364	132,424,072
Broadcom Inc	1,544,417	570,862,856
Entegris Inc (c)	247,200	22,636,104
GlobalFoundries Inc (b)	3,947,375	140,526,550
Impinj Inc (b)	152,359	30,800,895
Intel Corp (b)	814,600	32,575,854
Lam Research Corp	1,435,160	225,980,294
MACOM Technology Solutions Holdings Inc (b)	481,492	71,323,410
Marvell Technology Inc	4,391,669	411,675,052
Micron Technology Inc	1,023,401	229,006,442
Monolithic Power Systems Inc	230,315	231,466,575
NVIDIA Corp	5,723,936	1,159,039,801
ON Semiconductor Corp (b)	3,841,419	192,378,264
Synaptics Inc (b)	140,821	9,989,842
Wolfspeed Inc	457	12,028
Wolfspeed Inc (d)	54,700	0
		3,508,208,299
Software - 0.0%
Celestial AI Inc (d)(e)	3,908	74,604
Technology Hardware, Storage & Peripherals - 2.1%
Western Digital Corp	653,968	98,232,533
TOTAL UNITED STATES		3,606,901,387
TOTAL COMMON STOCKS (Cost $1,954,192,210)		4,303,150,652

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	21,300	1,178,103
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (d)(e)	199,700	1,577,630
Element Labs Inc Series B (d)(e)	88,900	781,431

TOTAL ISRAEL		2,359,061
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	11,132	147,054
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	1,740	137,460
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	21,358	1,781,471
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	1,019	82,182
		2,148,167
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	248,000	2,073,280
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (d)(e)	66,900	2,423,787
Frore Systems Inc Series C (b)(d)(e)	143,630	2,316,752
Menlo Microsystems Inc Series C (b)(d)(e)	79,800	48,678
		4,789,217
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(e)	48,363	1,280,169
Alif Semiconductor Series D (d)(e)	48,000	1,353,121
Danger Devices Inc Series B (d)(e)	1,157,700	1,053,507
Retym Inc Series C (b)(d)(e)	55,074	628,394
Retym Inc Series D (d)(e)	13,663	163,683
SiMa Technologies Inc Series B (b)(d)(e)	30,638	194,858
SiMa Technologies Inc Series B1 (b)(d)(e)	18,145	134,998
		4,808,730
Software - 0.1%
Celestial AI Inc Series A (d)(e)	24,922	475,761
Celestial AI Inc Series B (d)(e)	18,753	357,994
Celestial AI Inc Series C1 (d)(e)	75,119	1,434,022
Lyte Ai Inc Series B (b)(d)(e)	34,117	354,476
		2,622,253
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	32,553	1,595,097
Lightmatter Inc Series C2 (b)(d)(e)	5,113	258,922
Lightmatter Inc Series D (b)(d)(e)	23,200	1,552,544
		3,406,563
TOTAL INFORMATION TECHNOLOGY		15,626,763

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	18,335	539,232
TOTAL UNITED STATES		20,387,442
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,060,876)		23,924,606

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	50,929	62,430
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	561,000	607,988

TOTAL PREFERRED SECURITIES (Cost $611,929)		670,418

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	150,001,823	150,031,823
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	38,766,425	38,770,302
TOTAL MONEY MARKET FUNDS (Cost $188,802,125)			188,802,125

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $2,164,667,140)	4,516,547,801
NET OTHER ASSETS (LIABILITIES) - 3.2%	149,856,840
NET ASSETS - 100.0%	4,666,404,641

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,669,628 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,284,402.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	142,053

Alif Semiconductor Series C	3/8/2022	981,698

Alif Semiconductor Series D	4/11/2025	1,296,821

Celestial AI Inc	2/25/2025	57,900

Celestial AI Inc Series A	2/25/2025	369,237

Celestial AI Inc Series B	2/25/2025	277,839

Celestial AI Inc Series C1	2/25/2025	1,309,339

Cerebras Systems Inc Series G	9/19/2025	2,423,948

Danger Devices Inc Series B	3/5/2025	1,042,509

Diamond Foundry Inc Series C	3/15/2021	440,040

Element Labs Inc Series A	2/11/2025	736,613

Element Labs Inc Series B	6/27/2025	780,444

Empower Semiconductor Inc Series D	6/27/2025	1,990,398

Frore Systems Inc Series C	5/10/2024	2,308,192

Lightmatter Inc Series C1	5/19/2023	535,718

Lightmatter Inc Series C2	12/18/2023	132,947

Lightmatter Inc Series D	10/11/2024	1,861,348

Lyte Ai Inc Series B	8/13/2024	432,812

Menlo Microsystems Inc Series C	2/9/2022	105,774

Retym Inc Series C	5/17/2023 - 6/20/2023	428,575

Retym Inc Series D	1/29/2025	144,650

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	50,929

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	561,000

SiMa Technologies Inc Series B	5/10/2021	157,094

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	128,664

Taalas Inc Series B	2/19/2025	1,169,655

Tenstorrent Holdings Inc Series C1	4/23/2021	103,509

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/2024	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	126,070,951	546,305,417	522,342,680	645,162	(1,865)	-	150,031,823	150,001,823	0.3%
Fidelity Securities Lending Cash Central Fund	46,777,640	383,198,490	391,205,828	71,865	-	-	38,770,302	38,766,425	0.2%
Total	172,848,591	929,503,907	913,548,508	717,027	(1,865)	-	188,802,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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